Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

19TH ANNUAL REPORT

March 31, 2002

Established 1981

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Tax-Free Instruments Trust

President's Message

Dear Shareholder:

Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, was created in 1981, and I am pleased to present its 19th Annual Report to shareholders.

This fund allows your cash to pursue daily tax-free income1 through a portfolio of approximately 260 short-term money market securities issued by municipalities across the United States. The fund is managed to keep the value of your principal stable, while giving you daily access to your invested cash.2 It has accomplished this goal for investors since its inception.

This report covers the fund's fiscal year from April 1, 2001 through March 31, 2002. It opens with a discussion with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President, Federated Investment Management Company, and also includes a complete listing of the fund's holdings and the publication of its financial statements.

Tax-free dividends paid to shareholders during the 12-month reporting period ended March 31, 2002 totaled $0.018 per share for Investment Shares and $0.019 per share for Institutional Service Shares. Fund net assets were $2.39 billion on March 31, 2002.

Thank you for putting your cash to work tax-free every day through Tax-Free Instruments Trust. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
May 15, 2002

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What are your comments on the economic and market environment during the fund's fiscal year?

On April 1, 2001, the beginning of the fund's reporting year, the fed funds target rate stood at 6.00%, the result of two rate reductions by the Federal Reserve Board ("the Fed") earlier that year. By year-end, the Fed had made a total of 11 cuts in 2001, dropping the rate to 1.75%--a 40-year low--where it remained at the end of the fund's fiscal year.

Signs of economic recovery, no doubt helped by the Fed's aggressive easing, were visible in the fourth quarter of 2001 and more fully felt in the first quarter of 2002, with gradually strengthening economic indicators and gains helped by increases in consumer demand and government spending. Although market sentiment has improved, investors remain mindful of risk in the wake of Enron's fallout. Widening concerns about corporate accounting practices, earnings disclosures and profitability have sparked some sell-offs and tempered equity rallies.

Although the sharp decline in rates in 2001 limited the interest money market funds paid to shareholders, the municipal market, the fund's focus sector, remained one of the most dynamic, in part because lower rates encouraged many municipalities to bring new issues to market. This expanded supply was met with continued robust interest from investors, attracted by municipals' relative stability, diversification and tax advantages. As a result, the municipal money market fund industry had significant asset growth, as fund yields were generally higher than yields available on direct securities over the period.

How did the fund perform during the reporting period?

The fund's net assets totaled $2.39 billion on March 31, 2002. For Investment Shares, with net assets of $2.01 billion, the one-year total return was 1.77% as of March 31, 2002, based on net asset value, which represented only income exempt from federal regular income taxes, and dividend income per share was $0.018. The seven-day net yield of the fund's Investment Shares was 1.08% on March 31, 2002,1 which is equivalent to a taxable yield of 1.76% for investors in the highest marginal tax bracket of 38.6%.2

For the fund's Institutional Service Shares, with net assets of $382 million, the one-year total return as of March 31, 2002 was 1.92% based on net asset value, which represented only income exempt from federal regular income taxes, and dividend income per share was $0.019. The seven-day net yield for the fund's Institutional Service Shares was 1.23% on March 31, 2002,1 which is equivalent to a taxable yield of 2.00% for investors in the 38.6% tax bracket.2

What adjustments did you make in the fund?

Because interest rates were declining quickly over the period, our strong bias was to increase our exposure to fixed-rate instruments (six-month to one-year maturities) to "lock in" attractive yields before interest rates fell.

Early in the reporting period, after the Fed's aggressive 50 basis point rate cuts were well underway, there was very little municipal fixed-rate note supply to purchase. However, we were able to move the fund's average maturity from 35 days to 44 days by the end of June. Abundant municipal summer note issuance helped us continue to extend the average maturity. By the middle of October, the fund's average maturity stood at 59 days, reflecting the enhanced yield value that fixed-rate notes provided versus variable rate demand notes. Over the winter months, with reduced supply and lower yields, we let the maturity roll inward to end the period at 44 days.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Current performance information is available by calling 1-800-341-7400.

2 The tax-equivalent yield is calculated similarly to the yield but is adjusted to reflect the taxable yield that the fund would have had to earn to equal its actual yield.

What do you see ahead for short-term rates and the trust through 2002?

As the economic recovery picks up, it seems likely that the Fed will act to tighten rates this year, but the timing will be critical. The Fed needs to strike a balance between guarding against inflation without discouraging the economic growth now underway. With employment continuing to soften and inflation relatively tame, it is unlikely the Fed will want to move until later in the third or even the fourth quarter of 2002. Accordingly, we will continue to position the fund's average maturity in a neutral position so as to take advantage of the steep yield curve and the attractive income pick-up of fixed-rate notes, while being watchful for increased rates by year-end.

Portfolio of Investments

March 31, 2002

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%
		Alabama--2.5%
$3,000,000		Birmingham, AL, Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Morgan Guaranty Trust Co., New York LOC)	$3,000,000
6,000,000		Homewood, AL, IDA Weekly VRDNs (Mountain Brook Inn (Homewood, Alabama)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
11,120,000		Jefferson County, AL Sewer Revenue Bonds, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	11,120,000
35,200,000		Port City Medical Clinic Board Mobile, AL, (Series 1998A) Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	35,200,000
4,295,000		Stevenson, AL, IDB, (Series 1996-A) Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)	4,295,000

		TOTAL	59,615,000

		Alaska--1.0%
4,200,000		Alaska State Housing Finance Corp., (PT-37) Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,200,000
12,000,000		Valdez, AK, Marine Terminal, (1994 Series A), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	12,000,000
7,000,000		Valdez, AK, Marine Terminal, (1994 Series C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	7,000,000

		TOTAL	23,200,000

		Arizona--1.8%
4,705,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians)/(Bank One, Arizona N.A. LOC)	4,705,000
2,500,000		Glendale, AZ, IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,500,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments)/(FNMA INS)	1,000,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.)	5,985,000
11,325,000	[1]	Phoenix, AZ, IDA, PT-479, 1.59% TOBs (Sunset Ranch Apartments)/ (FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/1/2027	11,325,000
665,000		Pima County, AZ, IDA Weekly VRDNs (A & P Investments)/(Bank One, Arizona N.A. LOC)	665,000
4,812,812		Pima County, AZ, IDA, (Series 1985A) Weekly VRDNs (BJR Investments, Inc.)/(Bank One, Arizona N.A. Series 1985 A LOC)	4,812,812
7,830,000		Pima County, AZ, IDA, (Series 2000A) Weekly VRDNs (Broadway Proper Congregate)/(State Street Corp. LOC)	7,830,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Arizona--continued
$5,000,000	[1]	Tempe, AZ, IDA, PT-466, 2.00% TOBs (Elliot's Crossing Apartments)/ (FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	$5,000,000

		TOTAL	43,822,812

		Arkansas--0.2%
1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,000,000
4,100,000		Pine Bluff, AR, IDRB (Series 1997) Weekly VRDNs (Camden Wire Co., Inc.)/(Chase Manhattan Bank, New York LOC)	4,100,000

		TOTAL	5,100,000

		California--7.8%
8,900,000		Butte County, CA Office of Education, 2.50% TRANs, 10/18/2002	8,911,899
58,000,000		California State, (Series 2001-02), 3.25% RANs, 6/28/2002	58,141,650
11,000,000		California State, 11.00% Bonds, 10/1/2002	11,470,645
6,650,000		California State, 11.00% Bonds, 9/1/2002	6,884,640
4,000,000		California Statewide Communities Development Authority, (FR/RI-L18) Weekly VRDNs (FSA INS)/(Lehman Brothers, Inc. LIQ)	4,000,000
6,000,000		California Statewide Communities Development Authority, (Series 2001B), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2002	6,000,000
69,600,000		California Statewide Communities Development Authority, (FR/RI-L23) Weekly VRDNs (Riverside County, CA)/(Lehman Brothers, Inc. LIQ)	69,600,000
14,907,773		PBCC LeaseTOPS Trust (California Non-AMT), (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 10/9/2002	14,907,773
5,705,000		San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,705,000

		TOTAL	185,621,607

		Colorado--1.5%
2,770,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One, Colorado LOC)	2,770,000
2,730,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(Bank One, Colorado LOC)	2,730,000
180,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One, Colorado LOC)	180,000
1,700,000		Colorado Health Facilities Authority, (Series 1998 F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	1,700,000
2,730,000		Colorado Health Facilities Authority, (Series 1998G-1) Weekly VRDNs (Goodwill Industries of Denver)/(Bank One, Colorado LOC)	2,730,000
700,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank N.A, Minneapolis LOC)	700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Colorado--continued
$1,800,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC)	$1,800,000
2,000,000		Colorado Springs, CO, Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank N.A, Minneapolis LOC)	2,000,000
9,410,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,410,000
4,310,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,310,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(Societe Generale, Paris LIQ)	8,705,000

		TOTAL	37,035,000

		Connecticut--0.1%
1,500,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	1,500,000
1,500,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	1,500,000

		TOTAL	3,000,000

		District of Columbia--2.8%
11,350,000		District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	11,350,000
8,330,000	[1]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 1.63% TOBs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2028	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 2.80% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 2.80% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	11,260,000
17,500,000		District of Columbia, (Series 1985) Weekly VRDNs (American University)/(AMBAC INS)/(Westdeutsche Landesbank Girozentrale LIQ)	17,500,000

		TOTAL	66,770,000

		Florida--2.9%
15,000,000		Brevard County, FL, HFA, Weekly VRDNs (Wuesthoff Memorial Hospital)/(First Union National Bank, Charlotte, NC LOC)	15,000,000
5,580,000		Florida Housing Finance Corp., PT-1345 Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,580,000
3,000,000		Jacksonville, FL, IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	3,000,000
46,000,000		St. Lucie County, FL, PCR, (Series 2000) Daily VRDNs (Florida Power & Light Co.)	46,000,000

		TOTAL	69,580,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--3.5%
$5,000,000		Atlanta, GA, Airport Revenue, (PA-916R), 2.30% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/10/2002	$5,000,000
3,930,000		Burke County, GA, Development Authority, Pollution Control Revenue Bonds (Series 1993A) Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	3,930,000
8,330,000		Clayton County, GA, Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC.)/(FNMA INS)	8,330,000
7,000,000		Cobb County, GA, IDA, (Series 1997) Weekly VRDNs (Wyndham Gardens)/(Bankers Trust Co., New York LOC)	7,000,000
6,000,000		Gainesville and Hall County, GA, Development Authority, (Series 1999A) Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	6,000,000
6,000,000		Gainesville, GA, Redevelopment Authority, (Series 2000) Weekly VRDNs (Riverside Military Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
14,000,000		Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG, Credit Suisse First Boston, J. P. Morgan Chase Bank and Wachovia Bank of NC, N.A. LOCs)	14,000,000
25,165,000		Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs (Bayerische Landesbank Girozentrale, JPMorgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank of NC, N.A. LOCs)	25,165,000
8,850,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J. P. Morgan Chase Bank and Wachovia Bank of NC, N.A. LOCs)	8,850,000

		TOTAL	84,275,000

		Hawaii--1.5%
13,115,000		Clipper Tax-Exempt Certificates Trust (Hawaii AMT), (Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(State Street Corp. LIQ)	13,115,000
7,070,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	7,070,000
16,600,000		Honolulu, HI City & County, (Series 2001C), 2.85% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/4/2002	16,687,974

		TOTAL	36,872,974

		Illinois--5.9%
750,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	750,000
16,125,000		Chicago, IL Park District, Floater Certificates (Series 2001-564) Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	16,125,000
30,000,000		Chicago, IL, CDC (Series 2000M) Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	30,000,000
10,000,000	[1]	Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	10,000,000
50,000,000		Cook County, IL, (Series 2002B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	50,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--continued
$9,500,000		Illinois Health Facilities Authority, (Series 2001) Weekly VRDNs (Little Company of Mary Hospital and Health Care Centers)/(U.S. Bank N.A., Cincinnati LOC)	$9,500,000
4,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (Bank One, Michigan LOC)	4,700,000
1,500,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
1,300,000		Naperville, IL, Economic Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Independence Village Associates, Ltd. Project)/(U.S. Bank N.A., Minneapolis LOC)	1,300,000
8,905,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	8,905,000
8,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	8,000,000

		TOTAL	140,780,000

		Indiana--1.9%
4,615,000		Benton, IN, Community School Corp., 3.25% TANs, 12/31/2002	4,643,745
4,500,000		Elkhart, IN, Community Schools, 2.50% TANs, 12/31/2002	4,521,569
2,340,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,340,000
2,170,000		Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	2,170,000
4,295,000		Jasper County, IN, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,295,000
9,900,000		Lafayette, IN, School Corp., 2.25% TANs, 12/31/2002	9,916,739
4,100,000		Merrillville, IN, Community School Corp., 2.50% TANs, 6/28/2002	4,106,370
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
5,680,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC)	5,680,000

		TOTAL	44,673,423

		Iowa--0.5%
2,275,000		Des Moines, IA, IDRB (Series 1994) Weekly VRDNs (Printer, Inc.)/(Federal Home Loan Bank of Des Moines LOC)	2,275,000
7,965,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	7,965,000
2,200,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,200,000

		TOTAL	12,440,000

		Kansas--0.9%
2,500,000		Burlington, KS, (Series A), 3.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 8/30/2002	2,504,556
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Kansas--continued
$8,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power And Light Co.), Optional Tender 8/30/2002	$8,014,581
2,300,000		Burlington, KS, (Series D), 3.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 8/30/2002	2,304,192
2,370,000		Kansas Independent College Finance Authority, (Series 2001A) Weekly VRDNs (Sterling College)/(Firstar Bank, N.A. LOC)	2,370,000
6,940,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	6,940,000

		TOTAL	22,133,329

		Kentucky--1.5%
4,740,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	4,740,000
25,910,000		Kentucky Turnpike Authority, Floater Certificates (2001-567) Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	25,910,000
1,800,000		Owensboro, KY, LO Revenue Bonds, 2.00% TOBs (Dart Polymers)/(Bank One, Michigan LOC), Optional Tender 6/1/2002	1,800,000
2,825,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,825,000

		TOTAL	35,275,000

		Louisiana--0.3%
3,000,000		Lake Charles, LA, Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	3,000,000
5,000,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	5,000,000

		TOTAL	8,000,000

		Maryland--0.5%
6,400,000		Harford County, MD, (Series 1989) Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	6,400,000
4,495,000		Maryland Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	4,495,000

		TOTAL	10,895,000

		Massachusetts--6.0%
17,791,000		Clipper Tax-Exempt Certificates Trust, (Massachusetts Non-AMT) (Series 2000-2), 1.60% TOBs (Massachusetts Turnpike Authority)/ (MBIA INS)/(State Street Corp., LIQ), Optional Tender 11/21/2002	17,791,000
916,862		Clipper Tax-Exempt Certificates Trust, (Series A) Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Corp., LIQ)	916,862
19,100,000		Commonwealth of Massachusetts, (Series 2001B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	19,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$8,490,000		Commonwealth of Massachusetts, (Series B) Daily VRDNs Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, (Toronto Dominion Bank LIQ)	$8,490,000
5,000,000		Everett, MA, 3.125% BANs, 9/12/2002	5,016,994
24,650,000		Massachusetts Bay Transportation Authority, (Series 1999) Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	24,650,000
5,000		Massachusetts Development Finance Agency, (Series 1999) Weekly VRDNs (Dean College)/(Fleet National Bank LOC)	5,000
4,000,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank LOC)	4,000,000
3,000,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/(Fleet National Bank LOC)	3,000,000
7,280,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank LIQ)	7,280,000
15,140,000		Massachusetts HEFA, (Series E) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Fleet National Bank LIQ)	15,140,000
5,000,000		Massachusetts HEFA, (Series R) Weekly VRDNs (Harvard University)	5,000,000
11,300,000		Massachusetts Water Pollution Abatement Trust Pool, SGA (Series 87) Daily VRDNs (Societe Generale, Paris LIQ)	11,300,000
4,000,000		Mattapoisett, MA, 3.50% BANs, 9/5/2002	4,015,079
10,000,000		Millbury, MA, 3.35% BANs, 4/19/2002	10,001,001
7,500,000		Springfield, MA, 2.30% BANs (Fleet National Bank LOC), 11/13/2002	7,520,479

		TOTAL	143,226,415

		Michigan--0.8%
20,000,000		Michigan State Hospital Finance Authority, (Series 2000E) Weekly VRDNs (Trinity Healthcare Credit Group)	20,000,000

		Minnesota--1.8%
8,500,000	[1]	ABN AMRO MuniTOPS Certificates Trust (Minnesota NON-AMT), (Series 2000-8), 2.95% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 5/15/2002	8,500,000
7,500,000		Bloomington, MN, Highland Park Apartments (Series 1999), 2.73% TOBs (Bayerische Landesbank Girozentrale), Optional Tender 5/1/2002	7,500,000
1,345,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,345,000
5,000,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(U.S. Bank N.A., Minneapolis LOC)	5,000,000
620,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank Minnesota, N.A. LOC)	620,000
20,000,000		University of Minnesota, (Series 1999A) Weekly VRDNs	20,000,000

		TOTAL	42,965,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Missouri--1.5%
$2,870,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,870,000
8,563,000		Missouri State HEFA, (Series 1985B) Weekly VRDNs (Barnes Hospital)/(Morgan Guaranty Trust Co., New York LOC)	8,563,000
2,400,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	2,400,000
2,945,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One, Texas N.A. LOC)	2,945,000
20,000,000		University of Missouri, (Series 2000B) Weekly VRDNs	20,000,000

		TOTAL	36,778,000

		Montana--0.0%
350,000		Great Falls, MT, (Series 1993) Weekly VRDNs (Liberty Development Partners)/(Wells Fargo Bank Minnesota, N.A. LOC)	350,000

		Multi State--12.4%
22,199,156		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	22,199,156
9,705,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One, Indiana, N.A. LOC)	9,705,000
119,000,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	119,000,000
73,120,972		Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 1999-3) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	73,120,972
33,279,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate, (Series 1998-2) Weekly VRDNs (State Street Corp. LIQ)	33,279,000
11,985,144		Koch Floating Rate Trust (Non-AMT Multistate), (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	11,985,144
14,231,001		Koch Floating Rate Trust (Non-AMT Multistate), (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	14,231,001
13,329,651		PBCC LeaseTOPS Trust (Non-AMT Multistate), (Series 1999-2), 2.50% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/2/2002	13,329,651

		TOTAL	296,849,924

		Nebraska--0.6%
1,190,000		Douglas County, NE, Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,190,000
870,000		Douglas County, NE, Industrial Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One, Michigan LOC)	870,000
11,110,000		Nebraska Investment Finance Authority, (Series 2001F) Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	11,110,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Nebraska--continued
$100,000	[1]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A), 2.97% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	$100,000

		TOTAL	13,270,000

		Nevada--0.2%
5,437,500		Clark County, NV School District, Floater Certificates (Series 2001-608) Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	5,437,500

		New Hampshire--0.2%
3,750,000		New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,750,000

		New Jersey--4.7%
3,000,000		Absecon, NJ, 3.50% BANs, 5/24/2002	3,002,114
3,250,000		Atlantic Highlands, NJ, 2.50% BANs, 10/11/2002	3,256,691
2,000,000		Clark Township, NJ, 2.70% BANs, 1/3/2003	2,015,639
2,050,000		Flemington Borough, NJ, 3.50% BANs, 5/30/2002	2,051,774
7,190,000		Haddonfield, NJ, 3.25% BANs, 5/29/2002	7,193,884
3,772,800		High Bridge Borough, NJ, 3.25% BANs, 6/24/2002	3,778,325
4,510,000		Hopatcong Borough, NJ, 3.20% BANs, 9/6/2002	4,523,315
3,840,150		Metuchen, NJ, 3.00% BANs, 9/27/2002	3,853,029
12,889,719		Middle Township, NJ, Board of Education, 2.65% BANs, 8/1/2002	12,936,989
2,717,000		Monroe Township (Middlesex County), NJ, 3.15% BANs, 9/17/2002	2,727,445
8,900,000		Morristown, NJ, 3.50% BANs, 4/25/2002	8,901,696
3,630,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	3,630,000
2,000,000		New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 241) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	2,000,000
13,000,000	[1]	New Jersey Turnpike Authority, PA-824R, 2.60% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	13,000,000
2,995,000		New Jersey Turnpike Authority, PUTTERs (Series 155) Weekly VRDNs (MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	2,995,000
6,650,000		Newark, NJ, 3.40% BANs, 10/1/2002	6,684,202
8,864,522		Newton, NJ, School District Board of Education, 2.60% BANs, 10/11/2002	8,912,523
3,000,000		Ocean City, NJ, 3.50% BANs, 5/24/2002	3,002,540
4,100,000		Trenton, NJ, 3.35% BANs, 5/16/2002	4,101,713
14,850,000		Upper Freehold, NJ, Regional School District Board of Education, 2.60% BANs, 10/15/2002	14,931,327

		TOTAL	113,498,206

		New Mexico--0.8%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Mexico--continued
$3,300,000		Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(Chase Manhattan Bank, New York LOC)	$3,300,000
2,300,000		Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,300,000
10,915,000		New Mexico Mortgage Finance Authority, Roaring Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	10,915,000

		TOTAL	18,515,000

		New York--5.8%
14,275,000		Albany, NY IDA, (Series 2001C: Empire Commons North) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	14,275,000
2,250,000		Albany, NY, 3.50% BANs, 8/2/2002	2,258,922
13,900,000		Long Island Power Authority, (Series 1A) Weekly VRDNs (Bayerische Hypotheken-and Vereinsbank AG LOC)	13,900,000
12,000,000	[1]	Long Island Power Authority, PA-807R, 2.60% (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/29/2002	12,000,000
8,300,000		New York City Municipal Water Finance Authority, (Fiscal 2001 F-2 Bonds) Weekly VRDNs (J. P. Morgan Chase Bank LIQ)	8,300,000
9,100,000		New York City, NY, (1996 Series J-2) Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	9,100,000
21,500,000		New York State HFA, (2001 Series A) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	21,500,000
30,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000B FR/RI-N16), 1.40% TOBs (Bank of New York LIQ), Optional Tender 5/8/2002	30,000,000
12,000,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000D FR/RI-N17) Weekly VRDNs (Bank of New York LIQ)	12,000,000
11,600,000		VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City Municipal Water Finance Authority)/(MBIA INS)/(Citibank N.A., New York LIQ)	11,600,000
2,000,000		VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan Transportation Authority, NY)/(AMBAC INS)/(Citibank N.A., New York LIQ)	2,000,000
2,400,000		VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank, New York LIQ)	2,400,000

		TOTAL	139,333,922

		North Carolina--1.7%
3,500,000	[1]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-Amt), (Series 1998-23), 1.55% TOBs (Mission-St. Josephs Health System)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 4/10/2006	3,500,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	2,500,000
9,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--continued
$18,800,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	$18,800,000
5,995,000	[1]	North Carolina State, (PT-413), 2.80% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/13/2002	5,995,000

		TOTAL	39,795,000

		North Dakota--0.0%
800,000		Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	800,000

		Ohio--5.5%
1,770,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One, Kentucky LOC)	1,770,000
2,275,000		Belmont County, OH, 2.22% BANs, 11/19/2002	2,278,828
5,860,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home Project)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	5,860,000
8,000,000		Cleveland, OH, Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
37,375,929		Clipper Tax-Exempt Certificates Trust (Ohio Non-AMT), (Series 1999-4) Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Corp. LIQ)	37,375,929
27,295,000		Cuyahoga County, OH, Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	27,295,000
5,855,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (The Renaissance)/ (Lasalle Bank, N.A. LOC)	5,855,000
2,860,000		Defiance County, OH, 3.00% BANs, 7/12/2002	2,862,877
8,355,000		Franklin County, OH, Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)	8,355,000
11,295,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995) Weekly VRDNs (Holy Cross Health Systems)	11,295,000
3,000,000		Huber Heights, OH, IDRB, (Series 1999) Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	3,000,000
7,700,000		New Albany, OH Community Authority, (Series B) Weekly VRDNs (Bank One, N.A. (Ohio) LOC)	7,700,000
3,365,000		Ohio State Higher Education Facility Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,365,000
6,600,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series 1998-71) Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	6,600,000

		TOTAL	131,612,634

		Oklahoma--0.1%
2,295,000		Claremore, OK, IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	2,295,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--0.4%
$1,185,000		Erie County, PA, IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)	$1,185,000
2,000,000		Montgomery County, PA, IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC)	2,000,000
800,000		Pennsylvania EDFA, (Series 1995E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	800,000
2,350,000		Red Lion, PA, Area School District, 3.30% TRANs, 6/28/2002	2,352,755
4,000,000		Ringgold, PA, School District, 3.125% TRANs, 6/28/2002	4,002,574

		TOTAL	10,340,329

		South Carolina--0.5%
11,010,000	[1]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 1.63% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional tender 1/1/2025	11,010,000

		South Dakota--0.4%
4,120,000		South Dakota EDFA, (Series 1998) Weekly VRDNs (FIMCO, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,120,000
5,390,000	[1]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 2.92% TOBs (First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	5,390,000

		TOTAL	9,510,000

		Tennessee--2.8%
6,600,000		Blount County, TN, Public Building Authority, (Series A-3-A) Daily VRDNs (AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	6,600,000
13,000,000		Chattanooga, TN, HEFA Weekly VRDNs (McCallie School)/(SunTrust Bank LOC)	13,000,000
9,200,000		Jefferson City, TN, HEFA, (Series 2001) Weekly VRDNs (Carson-Newman College)/(SunTrust Bank LOC)	9,200,000
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Bonds, 6.15% (United States Treasury PRF), 5/15/2002	4,093,816
1,880,000		Montgomery Co, TN, Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	1,880,000
3,800,000		Sevier County, TN, Public Building Authority, (Series IV-B-11) Daily VRDNs (Overton County, TN)/(FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,800,000
3,000,000		Sevier County, TN, Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,000,000
7,500,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2000), 1.50% CP (Baptist Memorial Hospital)/(Bank of America N.A. LOC), Mandatory Tender 4/18/2002	7,500,000
155,000		Washington County, TN, IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	155,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--continued
$4,625,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(Amsouth Bank N.A., Birmingham LOC)	$4,625,000
13,000,000		Wilson County, TN, Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC)	13,000,000

		TOTAL	66,853,816

		Texas--7.7%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Non-AMT Multistate), (Series 1998-24) Weekly VRDNs (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
6,700,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, N.C. LIQ)	6,700,000
18,245,000	[1]	Austin, TX, MERLOTS (Series 2000 A3), 1.630% (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 5/15/2025	18,245,000
8,000,000		Brazoria County, TX, HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/ (Chase Manhattan Bank, New York LOC)	8,000,000
900,000		Corpus Christi, TX, IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
375,000		Harris County, TX, Cultural Education Facilities Finance Corp., Weekly VRDNs (Houston Museum of Natural Sciences)/(Bank One, Texas N.A. LOC)	375,000
4,000,000		Harris County, TX, HFDC, (Series 1997) Daily VRDNs (Methodist Hospital, Harris County, TX)	4,000,000
6,200,000		Harris County, TX, HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX, IDC, (Series 1985) Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
5,000,000		Harris County, TX, Toll Road Unlimited Tax & Sub Lien Revenue (Series 1994-G) Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
2,800,000		Houston, TX, Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(Chase Manhattan Bank, New York LOC)	2,800,000
20,075,000		Houston, TX, Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	20,075,000
510,000		Liberty County, TX, IDA Weekly VRDNs (Insteel Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	510,000
1,230,000		North Richland Hills, TX, IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,230,000
3,500,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC)	3,500,000
10,000,000		Texas Small Business Industrial Development Corp., (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
84,300,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	84,889,987

		TOTAL	183,379,987

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--3.4%
$4,930,000		Alexandria, VA, IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	$4,930,000
4,000,000		Alexandria, VA, Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	4,000,000
10,000,000		Alexandria, VA, Redevelopment and Housing Authority, PT-1297 Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	10,000,000
5,000,000		Falls Church, VA IDA, (Series 1985), 2.85% TOBs (Kaiser Permanente), Optional Tender 5/1/2002	5,000,000
15,000,000	[1]	Harrisonburg, VA, Redevelopment & Housing Authority, (PT-485), 1.80% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/6/2003	15,000,000
6,750,000		James City County, VA, IDA, (Series 1997) Weekly VRDNs (Riverside Health System-Patriots Colony)	6,750,000
1,830,000		Newport News, VA, EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,830,000
4,235,000		Richmond, VA, Redevelopment & Housing Authority, (Series 1989) Weekly VRDNs (Belmont Apartment)/(First Union National Bank, Charlotte, N.C. LOC)	4,235,000
14,900,000		Roanoke, VA, IDA, Hospital Revenue Bonds (Series 1997A) Daily VRDNs (Carilion Health System Obligated Group)/(Bank of America N.A. LIQ)	14,900,000
8,145,000		Virginia State Housing Development Authority, Roaring Forks Certificates (Series 2000-21) Weekly VRDNs (Bank of New York LIQ)	8,145,000
3,575,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	3,575,000
4,000,000		Williamsburg, VA, IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC)	4,000,000

		TOTAL	82,365,000

		Washington--1.2%
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC)	2,600,000
9,920,000	[1]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A42), 2.92% TOBs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	9,920,000
13,250,000		Tacoma, WA, Housing Authority, (Series 2001) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	13,250,000
1,850,000		Washington State Public Power Supply System, (Series 1998A), 5.00% Bonds (Energy Northwest, WA), 7/1/2002	1,864,952

		TOTAL	27,634,952

		West Virginia--0.2%
5,000,000		Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG Industries, Inc.)	5,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--3.3%
$2,650,000		Combined Locks, WI, Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto LOC)	$2,650,000
420,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank N.A., Minneapolis LOC)	420,000
2,075,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,075,000
1,860,000		Wisconsin HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,860,000
5,805,000		Wisconsin HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)	5,805,000
65,000,000		Wisconsin State, Operating Notes of 2001, 3.75% TRANs, 6/17/2002	65,255,818

		TOTAL	78,065,818

		Wyoming--0.2%
3,290,000		Converse County, WY, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	3,290,000
2,100,000		Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York LIQ)	2,100,000

		TOTAL	5,390,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$2,377,115,648

Securities that are subject to the alternative minimum tax represent 16.9% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At March 31, 2002, these securities amounted to $196,905,000 which represents 8.2% of net assets.

2 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2002, the portfolio securities were rated as follows:

Tier Rating Percentages Based On Total Market Value (Unaudited)

First Tier	Second Tier
97.15%	2.85%

Note: The categories of investments are shown as a percentage of net assets ($2,394,740,585) at March 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federated National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranty
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOCs	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERS	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2002

Assets:
Total investments in securities, at amortized cost and value		$2,377,115,648
Income receivable		12,425,018
Receivable for shares sold		12,113,135

TOTAL ASSETS		2,401,653,801

Liabilities:
Income distribution payable	$991,447
Payable to bank	5,510,232
Accrued expenses	411,537

TOTAL LIABILITIES		6,913,216

Net assets for 2,394,799,087 shares outstanding		$2,394,740,585

Net Assets Consist of:
Paid in capital		$2,394,750,119
Accumulated net realized loss on investments		(9,534)

TOTAL NET ASSETS		$2,394,740,585

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,012,409,971 ÷ 2,012,360,306 shares outstanding		$1.00

Institutional Service Shares:
$382,330,614 ÷ 382,438,781 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2002

Investment Income:
Interest			$58,054,582

Expenses:
Investment adviser fee		$11,782,263
Administrative personnel and services fee		1,773,401
Custodian fees		121,828
Transfer and dividend disbursing agent fees and expenses		982,830
Directors'/Trustees' fees		14,755
Auditing fees		12,680
Legal fees		55,513
Portfolio accounting fees		156,407
Shareholder services fee--Investment Shares		4,885,001
Shareholder services fee--Institutional Service Shares		1,006,130
Share registration costs		83,419
Printing and postage		131,187
Insurance premiums		88,456
Miscellaneous		12,931

TOTAL EXPENSES		21,106,801

Waivers:
Waiver of investment adviser fee	$(1,226,395)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,388)
Waiver of shareholder services fee--Investment Shares	(1,954,001)
Waiver of shareholder services fee--Institutional Service Shares	(1,006,130)

TOTAL WAIVERS		(4,194,914)

Net expenses			16,911,887

Net investment income			41,142,695

Net realized loss on investments			(2,168)

Change in net assets resulting from operations			$41,140,527

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,142,695	$73,030,668
Net realized loss on investments	(2,168)	(2,361)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,140,527	73,028,307

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(33,653,190)	(61,770,496)
Institutional Service Shares	(7,489,505)	(11,260,172)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,142,695)	(73,030,668)

Share Transactions:
Proceeds from sale of shares	5,880,925,859	6,056,059,527
Net asset value of shares issued to shareholders in payment of distributions declared	36,235,564	61,549,183
Cost of shares redeemed	(5,833,741,343)	(5,918,973,623)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	83,420,080	198,635,087

Change in net assets	83,417,912	198,632,726

Net Assets:
Beginning of period	2,311,322,673	2,112,689,947

End of period	$2,394,740,585	$2,311,322,673

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.77%	3.52%	2.89%	2.83%	3.10%

Ratios to Average Net Assets:

Expenses	0.74%	0.74%	0.74%	0.74%	0.73%

Net investment income	1.72%	3.46%	2.86%	2.78%	3.04%

Expense waiver/reimbursement[3]	0.15%	0.18%	0.17%	0.16%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,012,410	$1,909,380	$1,800,938	$1,771,606	$1,646,267

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.92%	3.67%	3.04%	2.98%	3.25%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.58%

Net investment income	1.86%	3.60%	3.03%	2.93%	3.19%

Expense waiver/reimbursement[3]	0.30%	0.33%	0.32%	0.31%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$382,331	$401,942	$311,752	$273,583	$284,124

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2002

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principle.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Dividend income and Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective April 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums/discounts on debt securities. Prior to April 1, 2001, the Fund did not amortize premiums/discounts on debt securities. The cumulative effect of this accounting change had no material reclassification effects to the components of net assets of the Fund.

As of March 31, 2002, the tax composition of dividends was as follows:

Ordinary income	$41,142,695

Long-term capital gains	--

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$993,579

Undistributed long-term gains	--

Unrealized appreciation	--

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At March 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $11,549 which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$5,562

2009	3,936

2010	2,051

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. The Funds restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At March 31, 2002, capital paid-in aggregated $2,394,750,119. Transactions in shares were as follows:

Year Ended March 31	2002	2001
Investment Shares:
Shares sold	5,180,224,836	5,294,874,292
Shares issued to shareholders in payment of distributions declared	34,507,352	60,795,030
Shares redeemed	(5,111,700,677)	(5,247,225,589)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	103,031,511	108,443,733

Year Ended March 31	2002	2001
Institutional Service Shares:
Shares sold	700,701,023	761,185,235
Shares issued to shareholders in payment of distributions declared	1,728,212	754,153
Shares redeemed	(722,040,666)	(671,748,034)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(19,611,431)	90,191,354

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	83,420,080	198,635,087

INVESTMENT ADVISER FEE AND OTHER TRANSACTONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended March 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,632,530,000 and $4,501,167,727, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Free Instruments Trust (the "Fund"), a portfolio of Money Market Obligations Trust, as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended March 31, 1999 were audited by other auditors whose report, dated May 18, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Free Instruments Trust at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 10, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund[s]. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October, 1988	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).
..
Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager
Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8042604 (5/02)